Fair Value Measurements (Details) - Private Veea [Member] shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) shares
Fair Value Measurements [Line Items]
Additional shares of common stock | shares	4.5
Transaction cost | $	$ 53.6